Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRIA — 1.3%
88,700	Erste Group Bank A.G.*	$1,858,966
	CANADA — 6.7%
142,400	Brookfield Asset Management, Inc. - Class A	4,711,733
144,800	Cameco Corp.	1,462,571
71,300	Magna International, Inc.	3,262,473
		9,436,777
	FRANCE — 13.0%
50,100	Amundi S.A.*,1	3,536,194
27,000	Dassault Systemes S.E.	5,057,158
8,900	LVMH Moet Hennessy Louis Vuitton S.E.	4,167,733
29,700	Safran S.A.*	2,940,401
74,600	TOTAL S.A.	2,554,016
		18,255,502
	GERMANY — 5.3%
30,100	BASF S.E.	1,834,445
40,700	Symrise A.G.	5,630,906
		7,465,351
	HONG KONG — 2.7%
385,000	AIA Group Ltd.	3,770,467
	IRELAND — 7.8%
26,100	Accenture PLC - Class A	5,898,339
135,400	Experian PLC	5,101,523
		10,999,862
	JAPAN — 22.2%
21,700	FANUC Corp.	4,139,800
137,800	KDDI Corp.	3,470,315
179,700	Kubota Corp.	3,199,040
166,900	Marui Group Co., Ltd.	3,182,439
65,500	Nidec Corp.	6,089,484
173,500	ORIX Corp.	2,146,850
79,500	Otsuka Holdings Co., Ltd.	3,352,923
72,800	Sony Corp.	5,544,300
		31,125,151

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 3.1%
88,500	Samsung Electronics Co., Ltd.	$4,393,508
	NETHERLANDS — 6.1%
45,600	Akzo Nobel N.V.	4,620,415
43,600	Heineken N.V.	3,878,964
		8,499,379
	SINGAPORE — 2.0%
189,900	DBS Group Holdings Ltd.	2,769,694
	SWEDEN — 2.3%
134,600	Assa Abloy A.B. - Class B	3,157,635
	SWITZERLAND — 6.8%
62,900	Alcon, Inc.*	3,571,458
39,500	Novartis A.G.	3,426,821
220,700	UBS Group A.G.	2,467,930
		9,466,209
	UNITED KINGDOM — 17.8%
123,500	Ashtead Group PLC	4,461,936
165,000	Close Brothers Group PLC	2,173,742
77,600	Coca-Cola European Partners PLC	3,011,656
187,800	Compass Group PLC	2,832,751
38,500	Reckitt Benckiser Group PLC	3,755,613
651,000	Rentokil Initial PLC*	4,499,040
70,300	Unilever N.V.	4,244,870
		24,979,608
	UNITED STATES — 0.7%
73,100	Carnival PLC	942,283
	Total Common Stocks
	(Cost $131,157,990)	137,120,392

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.6%
$2,238,999	UMB Money Market Fiduciary, 0.01%[2]	$2,238,999
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,238,999)	2,238,999
	TOTAL INVESTMENTS — 99.4%
	(Cost $133,396,989)	139,359,391
	Other Assets in Excess of Liabilities — 0.6%	840,024
	TOTAL NET ASSETS — 100.0%	$140,199,415

PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,536,194, which represents 2.5% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.